SUNAMERICA FOCUSED SERIES, INC.
                           Asset Allocation Strategies

              Supplement to the Prospectus dated February 20, 2004

         Effective immediately, under the heading "CALCULATION OF SALES CHARGES" on page 23 of the Prospectus, the table with respect to Class A shares is replaced with the following:

--------------------------------------------------------------------------------------------------------
YOUR INVESTMENT                 % OF OFFERING                % OF NET AMOUNT              % OF OFFERING
                                PRICE                        INVESTED                     PRICE
--------------------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                         6.10%                       5.00%
--------------------------------------------------------------------------------------------------------
$50,000 but less than                    4.75%                         4.99%                       4.00%
$100,000
--------------------------------------------------------------------------------------------------------
$100,000 but less than                   3.75%                         3.90%                       3.00%
$250,000
--------------------------------------------------------------------------------------------------------
$250,000 but less than                   3.00%                         3.09%                       2.50%
$500,000
--------------------------------------------------------------------------------------------------------
$500,000 but less than                   2.00%                         2.04%                       1.75%
$1,000,000
--------------------------------------------------------------------------------------------------------
$1,000,000 or more*                       None                          None                       1.00%
--------------------------------------------------------------------------------------------------------

* Purchases of $1,000,000 or more are subject to a concession to dealers of up to 1.00%.


Dated:  August 4, 2004

                         SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

              Supplement to the Prospectus dated February 20, 2004

         Effective immediately, under the heading "CALCULATION OF SALES CHARGES" on page 33 of the Prospectus, the table with respect to Class A shares is replaced with the following:

--------------------------------------------------------------------------------------------------------
YOUR INVESTMENT                 % OF OFFERING                % OF NET AMOUNT              % OF OFFERING
                                PRICE                        INVESTED                     PRICE
--------------------------------------------------------------------------------------------------------
Less than $50,000                       5.75%                         6.10%                       5.00%
--------------------------------------------------------------------------------------------------------
$50,000 but less than                   4.75%                         4.99%                       4.00%
$100,000
--------------------------------------------------------------------------------------------------------
$100,000 but less than                  3.75%                         3.90%                       3.00%
$250,000
--------------------------------------------------------------------------------------------------------
$250,000 but less than                  3.00%                         3.09%                       2.50%
$500,000
--------------------------------------------------------------------------------------------------------
$500,000 but less than                  2.00%                         2.04%                       1.75%
$1,000,000
--------------------------------------------------------------------------------------------------------
$1,000,000 or more*                      None                          None                       1.00%
--------------------------------------------------------------------------------------------------------

* Purchases of $1,000,000 or more are subject to a concession to dealers of up to 1.00%.


Dated:  August 4, 2004